Statement Of Cash Flows (USD $)	3 Months Ended		16 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	$ (13,014)	$ (2,571)	$ (44,914)
Changes in assets and liabilities:
Increase / (decrease) in accrued expenses		(5,500)
Increase in prepaid expenses	1,286		1,286
CASH FLOWS USED IN OPERATING ACTIVITIES	(14,300)	(8,071)	(46,200)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock			25,900
Loans from a director		2,200	6,000
Advances from an officer	14,300		14,300
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	14,300	2,200	46,200
NET CHANGE IN CASH		(5,871)
Cash, beginning of year		6,900
Cash, end of year		1,029
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid
Income taxes paid
NON-CASH INVESTING and FINANCING INFORMATION:
Forgiveness of related party debt			$ 6,000